Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	Aug. 30, 2013
Supplement [Text Block]	waf_SupplementTextBlock	WESTERN ASSET FUNDS, INC.
SUPPLEMENT DATED OCTOBER 18, 2013
TO THE SUMMARY PROSPECTUS AND PROSPECTUS,
EACH DATED AUGUST 30, 2013, OF
WESTERN ASSET MACRO OPPORTUNITIES FUND

The language in the section titled “Performance” in the fund’s Summary Prospectus and in the fund’s Prospectus is supplemented by the following language:

The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

Western Asset Macro Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	waf_SupplementTextBlock	WESTERN ASSET FUNDS, INC.
SUPPLEMENT DATED OCTOBER 18, 2013
TO THE SUMMARY PROSPECTUS AND PROSPECTUS,
EACH DATED AUGUST 30, 2013, OF
WESTERN ASSET MACRO OPPORTUNITIES FUND

The language in the section titled “Performance” in the fund’s Summary Prospectus and in the fund’s Prospectus is supplemented by the following language:

The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.